Segment Report	12 Months Ended
Jun. 30, 2020
Disclosure of entity's operating segments [Abstract]
Segment Report
SEGMENT REPORT

ACCOUNTING POLICY

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The chief operating decision-maker has been identified as the CEO's office.

The group has one main economic product, being gold. In order to determine operating and reportable segments, management reviewed various factors, including geographical location as well as managerial structure. It was determined that an operating segment consists of a shaft or a group of shafts or open pit mine managed by a single general manager and management team.

After applying the qualitative and quantitative thresholds from IFRS 8, Operating Segments, the reportable segments were determined as: Tshepong Operations, Moab Khotsong, Bambanani, Joel, Doornkop, Target 1, Kusasalethu, Masimong, Unisel and Hidden Valley. All other operating segments have been grouped together under all other surface operations.

The CODM has been identified as the CEO's office consisting of the chief executive officer, financial director, executive director: new business development, executive director: corporate affairs, chief operating officer: new business development, corporate strategy and projects, chief executive officer: South-east Asia and chief operating officer: South Africa operations. During 2020, the executive: business development was added to the CEO's office, following the appointment of a new financial director. When assessing profitability, the CODM considers the revenue and production costs of each segment. The net of these amounts is the production profit or loss. Therefore, production profit has been disclosed in the segment report as the measure of profit or loss. The CODM also considers capital expenditure, gold production and tonnes milled when assessing the overall economic sustainability of each segment. The CODM, however, does not consider depreciation or impairment and therefore these amounts have not been disclosed in the segment report.

Segment assets consist of mining assets and mining assets under construction included under property, plant and equipment which can be attributed to the segment. Current and non-current group assets that are not allocated at a segment level form part of the reconciliation to total assets.

A reconciliation of the segment totals to the group financial statements has been included in note 40.
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000

South Africa
Underground
Tshepong Operations	5 452	4 685	5 389	4 298	3 973	3 799	1 154	712	1 590	6 733	6 297	8 078	930	1 130	1 008	7 293	7 967	9 394	1 417	1 612	1 716
Moab Khotsong	5 008	4 470	1 672	3 344	3 101	952	1 664	1 369	720	3 842	3 634	3 670	498	559	173	6 592	7 928	3 296	746	970	327
Bambanani	1 591	1 477	1 616	1 040	994	896	551	483	720	443	562	659	50	61	64	2 132	2 515	2 821	200	230	233
Joel	1 037	957	954	1 010	971	920	27	(14)	34	1 080	947	995	151	187	250	1 391	1 567	1 635	349	429	454
Doornkop	2 270	1 931	1 958	1 730	1 564	1 411	540	367	547	2 841	2 759	2 721	281	308	274	2 994	3 273	3 429	681	730	696
Target 1	1 524	1 585	1 630	1 499	1 491	1 318	25	94	312	1 276	1 076	1 260	347	297	309	2 244	2 653	2 854	543	588	680
Kusasalethu	2 293	2 975	2 483	2 577	2 395	2 026	(284)	580	457	1 253	1 300	2 151	188	316	289	3 015	4 989	4 429	615	742	670
Masimong	1 401	1 359	1 505	1 258	1 205	1 154	143	154	351	41	106	57	24	109	129	1 999	2 309	2 623	489	602	647
Unisel	681	713	733	580	564	771	101	149	(38)	6	46	38	7	45	85	982	1 212	1 280	219	256	376
Surface
All other surface operations	3 302	2 403	2 009	2 135	1 938	1 521	1 167	465	488	745	724	553	118	84	136	4 349	4 099	3 570	16 264	15 931	14 143
Total South Africa	24 559	22 555	19 949	19 471	18 196	14 768	5 088	4 359	5 181	18 260	17 451	20 182	2 594	3 096	2 717	32 991	38 512	35 331	21 523	22 090	19 942
International
Hidden Valley (a)	3 748	3 591	409	1 639	1 362	234	2 109	2 229	175	3 810	3 694	3 884	959	1 591	1 563	4 872	6 222	2 862	3 906	3 886	2 499
Total international	3 748	3 591	409	1 639	1 362	234	2 109	2 229	175	3 810	3 694	3 884	959	1 591	1 563	4 872	6 222	2 862	3 906	3 886	2 499
Total operations	28 307	26 146	20 358	21 110	19 558	15 002	7 197	6 588	5 356	22 070	21 145	24 066	3 553	4 687	4 280	37 863	44 734	38 193	25 429	25 976	22 441
Reconciliation of segment information to the consolidated income statement and balance sheet	938	766	94	938	766	82	—	—	12	22 622	15 591	15 455
	29 245	26 912	20 452	22 048	20 324	15 084	7 197	6 588	5 368	44 692	36 736	39 521	3 553	4 687	4 280	37 863	44 734	38 193	25 429	25 976	22 441

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R54 million (2019: R350 million) (2018: R288 million).

(a)	Capital expenditure for 2018 comprises of expenditure of R2 609 million net of capitalised revenue of R1 046 million. No revenue was capitalised in 2019 or 2020.

*	Production statistics are unaudited.
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS

	SA Rand
Figures in million	2020	2019	2018

Reconciliation of production profit to consolidated profit/(loss) before taxation

Revenue per segment report	28 307	26 146	20 358
Revenue per income statement	29 245	26 912	20 452
Other metal sales treated as by-product credits in the segment report	(938)	(766)	(93)
Other adjustments	—	—	(1)

Production costs per segment report	(21 110)	(19 558)	(15 002)
Production costs per income statement	(22 048)	(20 324)	(15 084)
Other metal sales treated as by-product credits in the segment report	938	766	93
Other adjustments	—	—	(11)

Production profit per segment report	7 197	6 588	5 356
Revenue not included in segments	—	—	1
Production costs adjustments not included in segments	—	—	11
Cost of sales items other than production costs	(3 860)	(8 545)	(8 512)

Amortisation and depreciation of mining assets	(3 409)	(3 961)	(2 468)
Amortisation and depreciation of assets other than mining assets	(99)	(93)	(102)
Rehabilitation expenditure	(47)	(33)	(67)
Care and maintenance cost of restructured shafts	(146)	(134)	(128)
Employment termination and restructuring costs	(40)	(242)	(208)
Share-based payments	(130)	(155)	(244)
Impairment of assets	—	(3 898)	(5 336)
Other	11	(29)	41

Gross profit/(loss)	3 337	(1 957)	(3 144)
Corporate, administration and other expenditure	(611)	(731)	(813)
Exploration expenditure	(205)	(148)	(135)
Gains/(losses) on derivatives	(1 678)	484	99
Other operating expenses	(1 201)	(186)	(667)

Operating loss	(358)	(2 538)	(4 660)
Share on profit from associate	94	59	38
Acquisition-related costs	(45)	—	(98)
Investment income	375	308	343
Finance costs	(661)	(575)	(330)

Loss before taxation	(595)	(2 746)	(4 707)

40	RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA Rand
Figures in million	2020	2019	2018

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	7 116	6 604	6 903
Intangible assets	536	533	545
Restricted cash	107	92	77
Restricted investments	3 535	3 301	3 271
Investments in associates	146	110	84
Inventories	47	43	46
Deferred tax assets	531	1	—
Other non-current assets	388	333	264
Derivative financial assets	50	197	84

Current assets

Inventories	2 421	1 967	1 759
Restricted cash	62	44	38
Trade and other receivables	1 308	1 064	1 139
Derivative financial assets	18	309	539
Cash and cash equivalents	6 357	993	706

	22 622	15 591	15 455